RETIREMENT BENEFIT OBLIGATIONS - Schedule of Retirement Benefit Charges to Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Charge to the income statement
Total charge to the income statement (note 11)	£ 538	£ 566	£ 532
Defined benefit pension schemes
Charge to the income statement
Net defined benefit pension charge	234	244	241
Other post-retirement benefit schemes
Charge to the income statement
Net defined benefit pension charge	2	3	4
Total defined benefit schemes
Charge to the income statement
Net defined benefit pension charge	236	247	245
Defined contribution pension schemes
Charge to the income statement
Net defined benefit pension charge	234	244	241
Defined contribution pension schemes	£ 302	£ 319	£ 287